Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RidgeWorth Funds
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013
Supplement [Text Block]	rwf_SupplementTextBlock
RIDGEWORTH FUNDS

Supplement dated May 30, 2014 to the
Prospectus and Statement of Additional Information (“SAI”)
dated August 1, 2013, as supplemented

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

As part of this transaction, one of the Trust’s subadvisers, StableRiver Capital Management LLC (“StableRiver”), will integrate into Seix Investment Advisors LLC (“Seix”), another subadviser to the Trust. This integrated firm will operate under the Seix brand and, effective immediately, any Fund that has been subadvised by StableRiver will now be subadvised by Seix.
RidgeWorth Georgia Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock
RIDGEWORTH FUNDS

Supplement dated May 30, 2014 to the
Prospectus and Statement of Additional Information (“SAI”)
dated August 1, 2013, as supplemented

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

As part of this transaction, one of the Trust’s subadvisers, StableRiver Capital Management LLC (“StableRiver”), will integrate into Seix Investment Advisors LLC (“Seix”), another subadviser to the Trust. This integrated firm will operate under the Seix brand and, effective immediately, any Fund that has been subadvised by StableRiver will now be subadvised by Seix.
RidgeWorth High Grade Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock
RIDGEWORTH FUNDS

Supplement dated May 30, 2014 to the
Prospectus and Statement of Additional Information (“SAI”)
dated August 1, 2013, as supplemented

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

As part of this transaction, one of the Trust’s subadvisers, StableRiver Capital Management LLC (“StableRiver”), will integrate into Seix Investment Advisors LLC (“Seix”), another subadviser to the Trust. This integrated firm will operate under the Seix brand and, effective immediately, any Fund that has been subadvised by StableRiver will now be subadvised by Seix.
RidgeWorth Investment Grade Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock
RIDGEWORTH FUNDS

Supplement dated May 30, 2014 to the
Prospectus and Statement of Additional Information (“SAI”)
dated August 1, 2013, as supplemented

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

As part of this transaction, one of the Trust’s subadvisers, StableRiver Capital Management LLC (“StableRiver”), will integrate into Seix Investment Advisors LLC (“Seix”), another subadviser to the Trust. This integrated firm will operate under the Seix brand and, effective immediately, any Fund that has been subadvised by StableRiver will now be subadvised by Seix.
RidgeWorth North Carolina Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock
RIDGEWORTH FUNDS

Supplement dated May 30, 2014 to the
Prospectus and Statement of Additional Information (“SAI”)
dated August 1, 2013, as supplemented

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

As part of this transaction, one of the Trust’s subadvisers, StableRiver Capital Management LLC (“StableRiver”), will integrate into Seix Investment Advisors LLC (“Seix”), another subadviser to the Trust. This integrated firm will operate under the Seix brand and, effective immediately, any Fund that has been subadvised by StableRiver will now be subadvised by Seix.
RidgeWorth Short-Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock
RIDGEWORTH FUNDS

Supplement dated May 30, 2014 to the
Prospectus and Statement of Additional Information (“SAI”)
dated August 1, 2013, as supplemented

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

As part of this transaction, one of the Trust’s subadvisers, StableRiver Capital Management LLC (“StableRiver”), will integrate into Seix Investment Advisors LLC (“Seix”), another subadviser to the Trust. This integrated firm will operate under the Seix brand and, effective immediately, any Fund that has been subadvised by StableRiver will now be subadvised by Seix.
RidgeWorth Virginia Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock
RIDGEWORTH FUNDS

Supplement dated May 30, 2014 to the
Prospectus and Statement of Additional Information (“SAI”)
dated August 1, 2013, as supplemented

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

As part of this transaction, one of the Trust’s subadvisers, StableRiver Capital Management LLC (“StableRiver”), will integrate into Seix Investment Advisors LLC (“Seix”), another subadviser to the Trust. This integrated firm will operate under the Seix brand and, effective immediately, any Fund that has been subadvised by StableRiver will now be subadvised by Seix.
RidgeWorth Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock
RIDGEWORTH FUNDS

Supplement dated May 30, 2014 to the
Prospectus and Statement of Additional Information (“SAI”)
dated August 1, 2013, as supplemented

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

As part of this transaction, one of the Trust’s subadvisers, StableRiver Capital Management LLC (“StableRiver”), will integrate into Seix Investment Advisors LLC (“Seix”), another subadviser to the Trust. This integrated firm will operate under the Seix brand and, effective immediately, any Fund that has been subadvised by StableRiver will now be subadvised by Seix.
RidgeWorth Short-Term U.S. Treasury Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock
RIDGEWORTH FUNDS

Supplement dated May 30, 2014 to the
Prospectus and Statement of Additional Information (“SAI”)
dated August 1, 2013, as supplemented

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

As part of this transaction, one of the Trust’s subadvisers, StableRiver Capital Management LLC (“StableRiver”), will integrate into Seix Investment Advisors LLC (“Seix”), another subadviser to the Trust. This integrated firm will operate under the Seix brand and, effective immediately, any Fund that has been subadvised by StableRiver will now be subadvised by Seix.
RidgeWorth Ultra-Short Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock
RIDGEWORTH FUNDS

Supplement dated May 30, 2014 to the
Prospectus and Statement of Additional Information (“SAI”)
dated August 1, 2013, as supplemented

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

As part of this transaction, one of the Trust’s subadvisers, StableRiver Capital Management LLC (“StableRiver”), will integrate into Seix Investment Advisors LLC (“Seix”), another subadviser to the Trust. This integrated firm will operate under the Seix brand and, effective immediately, any Fund that has been subadvised by StableRiver will now be subadvised by Seix.
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock
RIDGEWORTH FUNDS

Supplement dated May 30, 2014 to the
Prospectus and Statement of Additional Information (“SAI”)
dated August 1, 2013, as supplemented

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

As part of this transaction, one of the Trust’s subadvisers, StableRiver Capital Management LLC (“StableRiver”), will integrate into Seix Investment Advisors LLC (“Seix”), another subadviser to the Trust. This integrated firm will operate under the Seix brand and, effective immediately, any Fund that has been subadvised by StableRiver will now be subadvised by Seix.